Muhlenkamp
Schedule of Investments
as of March 31, 2024 (Unaudited)

COMMON STOCKS - 89.5%	Shares	Value
Capital Markets - 3.5%
BGC Group, Inc. - Class A	1,087,526	$8,450,077

Chemicals - 3.5%
Dow, Inc.	145,773	8,444,630

Diversified Financial Services - 4.4%
Berkshire Hathaway, Inc. - Class B (a)	25,199	10,596,683

Energy Equipment & Services - 6.4%
Schlumberger Ltd.	202,576	11,103,191
Transocean Inc. (a)	660,200	4,146,056
		15,249,247

Health Care Providers & Services - 9.5%
McKesson Corp.	27,208	14,606,615
UnitedHealth Group, Inc.	16,323	8,074,988
		22,681,603

Household Durables - 5.2%
PulteGroup, Inc.	57,253	6,905,857
Taylor Morrison Home Corp. (a)	90,265	5,611,775
		12,517,632

Machinery - 2.3%
Wabtec Corp.	37,430	5,452,802

Marine - 4.3%
Kirby Corp. (a)	108,718	10,363,000

Media - 2.7%
TEGNA, Inc.	431,550	6,447,357

Metals & Mining - 6.2%
Newmont Corp.	201,900	7,236,096
Royal Gold, Inc.	61,614	7,505,201
		14,741,297

Oil, Gas & Consumable Fuels - 8.5%
EQT Corp.	287,945	10,674,121
Occidental Petroleum Corp.	148,980	9,682,210
		20,356,331

Pharmaceuticals - 1.9%
Bristol-Myers Squibb Co.	85,301	4,625,873

Semiconductors & Semiconductor Equipment - 8.4%
Broadcom, Inc.	10,307	13,661,001
Microchip Technology, Inc.	72,059	6,464,413
		20,125,414

Software - 3.6%
Microsoft Corp.	20,097	8,455,210

Technology Hardware & Equipment - 3.3%
MasTec, Inc.(a)	84,152	7,847,174

Technology Hardware, Storage & Peripherals - 2.6%
Apple, Inc.	35,700	6,121,836

Thrifts & Mortgage Finance - 4.1%
NMI Holdings, Inc. - Class A (a)	301,687	9,756,558

Trading Companies & Distributors - 9.1%
Rush Enterprises, Inc. - Class A	280,456	15,010,005
United Rentals, Inc.	9,500	6,850,545
		21,860,550
TOTAL COMMON STOCKS (Cost $108,864,937)		214,093,274

EXCHANGE TRADED FUNDS - 3.5%	Shares	Value
Alerian MLP	174,245	8,269,668
TOTAL EXCHANGE TRADED FUNDS (Cost $4,829,904)		8,269,668

SHORT-TERM INVESTMENTS - 7.0%
Money Market Funds - 7.0%	Shares
First American Government Obligations Fund - Class X, 5.23% (b)	16,832,554	16,832,554
TOTAL SHORT-TERM INVESTMENTS (Cost $16,832,554)		16,832,554

TOTAL INVESTMENTS - 100.0% (Cost $130,527,395)		$239,195,496
Liabilities in Excess of Other Assets – (0.0%) (c)		(71,789)
TOTAL NET ASSETS - 100.0%		$239,123,707

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of March 31, 2024.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2024:

Muhlenkamp
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	214,093,274	–	–	214,093,274
Exchange Traded Funds	8,269,668	–	–	8,269,668
Money Market Funds	16,832,554	–	–	16,832,554
Total Assets	239,195,496	–	–	239,195,496

Refer to the Schedule of Investments for industry classifications.